CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands		Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Adjusted balance | IFRS 9-Financial Instruments		€ 43,684	€ 3,720	€ 76,227	€ (37,643)	€ 1,380	€ 71	€ 43,755
Balance at the beginning (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the beginning (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017	[1]	(100)			(100)			(100)
Balance at the beginning at Dec. 31, 2017		43,847	3,720	76,227	(37,480)	1,380	71	43,918
Loss for the period	[1]	(1,710)			(1,710)		(6)	(1,716)	[2]
Net changes in fair value of debt investments at FVOCI		(15)				(15)		(15)
Foreign currency translations		(64)				(64)		(64)
Equity-settled share-based payment		129		129				129
Balance at the end at Mar. 31, 2018		42,024	3,720	76,356	(39,353)	1,301	65	42,089
Balance at the beginning at Dec. 31, 2018	[2]	46,440	4,836	86,803	(46,400)	1,201	35	46,475
Loss for the period		(2,784)			(2,784)		(4)	(2,788)
Net changes in fair value of debt investments at FVOCI		106				106		106
Foreign currency translations		(400)				(400)		(400)
Equity-settled share-based payment		165		165				165
Share-based payment transaction with the non-controlling shareholder of a subsidiary		604		604			216	820
Balance at the end at Mar. 31, 2019		€ 44,131	€ 4,836	€ 87,572	€ (49,184)	€ 907	€ 247	€ 44,378

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.